Commitments and Contingencies - Summary of PF Credit Enhancements Such as Debt Assumption Supplemental Funding Agreement and Maturity of the Related Loans (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of contingent liabilities [line items]
Agreed amount	₩ 1,860,245
Executed amount	992,040
Total	992,040
Parent [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | JB CLARK HILLS [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	48,510
Executed amount	40,425
Total	40,425
Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | New Songdo International City Development, LLC [member] | Mortgage loan [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	494,000
Executed amount	294,900
Total	294,900
Others [member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,317,735
Executed amount	656,715
Total	656,715
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Civic Center PFV [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	45,000
Executed amount	45,000
Total	45,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Landmark Sewoon | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	50,000
Executed amount	50,000
Total	50,000
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | DAON INP Co., Ltd. | Main PF [member] | Joint guarantee [Member]
Disclosure of contingent liabilities [line items]
Agreed amount	36,000
Executed amount	11,430
Total	11,430
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Jeonju Eco-city | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	53,300
Executed amount	22,800
Total	22,800
Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Agreed amount	1,010,126
Executed amount	483,423
Total	483,423
Others [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Other projects [member] | Jeonnong schoo keeper co. and others [member] | Main PF [member] | Supplemental funding agreement [member]
Disclosure of contingent liabilities [line items]
Agreed amount	123,309
Executed amount	44,062
Total	44,062
1 month - 3 months [member]
Disclosure of contingent liabilities [line items]
Total	43,708
1 month - 3 months [member] | Others [member]
Disclosure of contingent liabilities [line items]
Total	43,708
1 month - 3 months [member] | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	43,708
3~6 month
Disclosure of contingent liabilities [line items]
Total	100,000
3~6 month | Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | New Songdo International City Development, LLC [member] | Mortgage loan [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	66,400
3~6 month | Others [member]
Disclosure of contingent liabilities [line items]
Total	33,600
3~6 month | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	33,600
6 months ~1 year
Disclosure of contingent liabilities [line items]
Total	176,800
6 months ~1 year | Parent [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | JB CLARK HILLS [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	40,425
6 months ~1 year | Others [member]
Disclosure of contingent liabilities [line items]
Total	136,375
6 months ~1 year | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | DAON INP Co., Ltd. | Main PF [member] | Joint guarantee [Member]
Disclosure of contingent liabilities [line items]
Total	11,430
6 months ~1 year | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	124,945
1 year ~2 years
Disclosure of contingent liabilities [line items]
Total	108,232
1 year ~2 years | Others [member]
Disclosure of contingent liabilities [line items]
Total	108,232
1 year ~2 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Jeonju Eco-city | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	22,800
1 year ~2 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	85,432
2 years ~3 years
Disclosure of contingent liabilities [line items]
Total	316,417
2 years ~3 years | Associates and joint ventures [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | New Songdo International City Development, LLC [member] | Mortgage loan [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	228,500
2 years ~3 years | Others [member]
Disclosure of contingent liabilities [line items]
Total	87,917
2 years ~3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	87,917
After 3 years
Disclosure of contingent liabilities [line items]
Total	246,883
After 3 years | Others [member]
Disclosure of contingent liabilities [line items]
Total	246,883
After 3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Civic Center PFV [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	45,000
After 3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Other projects [member] | Landmark Sewoon | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	50,000
After 3 years | Others [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Maintenance projects [member] | Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc. [member] | Main PF [member] | Debt assumption [member]
Disclosure of contingent liabilities [line items]
Total	107,821
After 3 years | Others [member] | POSCO DX Co., Ltd.(formerly, POSCO ICT) [member] | Other projects [member] | Jeonnong schoo keeper co. and others [member] | Main PF [member] | Supplemental funding agreement [member]
Disclosure of contingent liabilities [line items]
Total	₩ 44,062